Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from Sharebased payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2023	$ 15,021	$ 265,848	$ (3,490)	$ 140	$ 6,427	$ 275	$ (40,200)	$ 244,021
Net income							10,654	10,654
Other comprehensive income (loss)				(124)		8		(116)
Total comprehensive income (loss)				(124)		8	10,654	10,538
Exercise and forfeiture of share-based payment into shares	3	740			(740)			3
Cost of share-based payment					707			707
Balance at Sep. 30, 2024	15,024	266,588	(3,490)	16	6,394	283	(29,546)	255,269
Balance at Dec. 31, 2023	15,021	265,848	(3,490)	140	6,427	275	(40,200)	244,021
Net income							14,462	14,462
Other comprehensive income (loss)				(89)		89
Total comprehensive income (loss)				(89)		89	14,462	14,462
Exercise and forfeiture of share-based payment into shares	7	985			(985)			7
Cost of share-based payment					874			874
Income tax impact associated with issuance of shares		100						100
Balance at Dec. 31, 2024	15,028	266,933	(3,490)	51	6,316	364	(25,738)	259,464
Balance at Mar. 31, 2024	15,023	266,313	(3,490)	(12)	6,444	283	(33,409)	251,152
Net income							3,863	3,863
Other comprehensive income (loss)				28				28
Total comprehensive income (loss)				28			3,863	3,891
Exercise and forfeiture of share-based payment into shares	1	275			(275)			1
Cost of share-based payment					225			225
Balance at Sep. 30, 2024	15,024	266,588	(3,490)	16	6,394	283	(29,546)	255,269
Balance at Dec. 31, 2024	15,028	266,933	(3,490)	51	6,316	364	(25,738)	259,464
Net income							16,636	16,636
Other comprehensive income (loss)				295		10		305
Total comprehensive income (loss)				295		10	16,636	16,941
Exercise and forfeiture of share-based payment into shares	49	1,289			(1,364)			(26)
Cost of share-based payment					387			387
Dividend							(11,534)	(11,534)
Balance at Sep. 30, 2025	15,077	268,222	(3,490)	346	5,339	374	(20,636)	265,232
Balance at Jun. 30, 2025	15,077	268,243	(3,490)	456	5,226	374	(25,932)	259,954
Net income							5,296	5,296
Other comprehensive income (loss)				(110)				(110)
Total comprehensive income (loss)				(110)			5,296	5,186
Exercise and forfeiture of share-based payment into shares		(21)			(4)			(25)
Cost of share-based payment					117			117
Balance at Sep. 30, 2025	$ 15,077	$ 268,222	$ (3,490)	$ 346	$ 5,339	$ 374	$ (20,636)	$ 265,232